Description of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Description of Business and Basis of Presentation

1. Description of Business and Basis of Presentation

CyrusOne Inc, together with CyrusOne GP, CyrusOne LP and its subsidiaries (collectively, “CyrusOne”, “we”, “our” or “Predecessor”) is an owner, operator and developer of enterprise-class, carrier neutral data centers. Our customers operate in a number of industries, including energy, oil and gas, mining, medical, technology, finance and consumer goods and services. We currently operate 24 data centers located in the United States, United Kingdom and Singapore. A large portion of our revenues are generated by data centers located in Texas and Ohio. An economic downturn or natural disaster occurring in these operating territories could have a disproportionate effect on our business, financial condition, results of operations and cash flows compared to similar companies operating in different geographic areas.

CyrusOne Inc., CyrusOne GP, of which CyrusOne is the sole beneficial owner and sole trustee, and its limited partnership, CyrusOne LP, of which CyrusOne GP is the general partner, were formed on July 31, 2012. CyrusOne completed an initial public offering of its common stock on January 24, 2013 (the “offering”). Prior to our initial public offering, CyrusOne and CyrusOne LP engaged in certain formation transactions designed to (i) continue the operations of the Predecessor, (ii) enable CyrusOne to raise necessary capital to repay certain debt to Cincinnati Bell Inc. (“CBI” or “Parent”), a related party, (iii) fund operating costs, capital expenditures and working capital, (iv) provide a funding vehicle for potential business acquisitions, and (v) enable CyrusOne to comply with the requirements under the federal income tax laws and regulations related to real estate investment trusts (“REIT”).

CyrusOne’s operations are primarily conducted through CyrusOne LP, its limited partnership. CyrusOne intends to elect the status of and qualify as a REIT under the Internal Revenue Code of 1986 (“the Code”), as amended, for the taxable year ended December 31, 2013. CyrusOne will be the sole beneficial owner and sole trustee of CyrusOne GP, which will be the sole general partner in CyrusOne LP.

On November 20, 2012, CyrusOne LP received a contribution of interests in real estate properties from CBI in exchange for limited partnership interests in CyrusOne LP and the assumption of debt and other specified liabilities. In return, CyrusOne LP issued 123,688,687 operating partnership units to CBI. A portion of CyrusOne’s related party notes receivable/payable and deferred tax assets and liabilities were not contributed to CyrusOne LP. Subsequent to December 31, 2012, CyrusOne LP executed a 2.8 to 1.0 reverse unit split, resulting in CBI owning 44,102,556 operating partnership units.

Prior to November 20, 2012, CyrusOne was not a legal entity or a combination of legal entities. The accompanying combined financial statements of CyrusOne represent the data center assets and operations owned by CBI and, unless the context otherwise requires, its consolidated subsidiaries which historically have been maintained in various legal entities, some of which had significant unrelated business activities. CBI has operated its Cincinnati-based data center business for over 10 years; in addition, it acquired GramTel Inc. (“GramTel”), a data center operator in South Bend, Indiana and Chicago, Illinois, for approximately $20 million in December 2007; and it acquired Cyrus Networks, LLC (“Cyrus Networks”), a data center operator based in Texas, for approximately $526 million, net of cash acquired, in June 2010. The accompanying financial statements have been “carved out” of CBI’s consolidated financial statements and reflect significant assumptions and allocations. The combined financial statements do not fully reflect what the Predecessor’s financial position, results of operations and cash flows would have been had the Predecessor been a stand-alone company during the periods presented. As a result, historical financial information is not necessarily indicative of CyrusOne’s future results of operations, financial position and cash flows.

On January 24, 2013, CyrusOne completed the initial public offering of its common stock, issuing approximately 19.0 million shares for $337.1 million, net of underwriter’s discount. On the same date, CyrusOne Inc. purchased approximately 19.0 million of CyrusOne LP’s operations partnership units. In addition, CBI exchanged approximately 1.5 million partnership units for CyrusOne common stock, and CBI was issued 0.4 million CyrusOne shares in repayment for transaction costs paid by CBI. CyrusOne also issued approximately 1.0 million of its common shares to directors and employees. Vesting of these shares is contingent upon completion of service. Following the completion of these transactions, CyrusOne Inc. and CyrusOne GP held a combined 33.9% interest in CyrusOne LP, with the remaining 66.1% interest held by CBI.

The accompanying financial statements were prepared using CBI’s historical basis in the assets and liabilities of its data center business. The combined financial statements include all revenues, costs, assets and liabilities directly attributable to the data center business. In addition, certain expenses reflected in the combined financial statements include allocations of corporate expenses from CBI, which in the opinion of management are reasonable (see further discussion in Note 14). Related party notes payable in the accompanying combined financial statements reflect contractual amounts due to CBI or other affiliated entities. All intercompany transactions have been eliminated from the accompanying combined financial statements.